Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Revenue by Geographic Area
	Three Month Period Ended June 30, 2019	Three Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2018

Asia	$ 21,314	$ 27,043	$ 43,731	$ 50,268
Europe	12,364	4,465	21,779	11,157
Total Revenue	$ 33,678	$ 31,508	$ 65,510	$ 61,425